Related Party Transactions (Investment Commitments with Related Parties, Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 05, 2014 CNY (¥)	Dec. 10, 2013 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 05, 2013 CNY (¥)	Dec. 05, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco			¥ 230,997	¥ 5,300
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco			¥ 111,263	¥ 111,263
Parent [member] | Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco					¥ 182,804	$ 30,017
Expiration period of capital contribution plan			50 years
Parent [member] | Shanghai Secco Petrochemical Company Limited [member] | AN-2 project [member]
Disclosure of transactions between related parties [line items]
Capital contribution paid to Shanghai Secco		¥ 60,000
Parent [member] | Shanghai Secco Petrochemical Company Limited [member] | BEU-2 project [member]
Disclosure of transactions between related parties [line items]
Capital contribution paid to Shanghai Secco	¥ 11,541